Shareholders of Global Blue Group Holding AG (Tables)	6 Months Ended
Sep. 30, 2021
Disclosure Of Shareholders of Global Blue Group AG [Abstract]
Disclosure of detailed information about shareholding composition	Number of shares authorized and issued

	Six months ended September 30
Number of shares authorized and issued	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital Global Blue Group Holding A.G. September 2021	5,000,000	—	5,000,000	—	—	—	—
Closing balance as of September 30	192,534,962	23,717,989	216,252,951	167,824,796	23,717,989	191,542,785	40,000,000

	Three months ended September 30
Number of shares authorized and issued	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at July 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital Global Blue Group Holding A.G. September 2021	5,000,000	—	5,000,000	—	—	—	—
Closing balance as of September 30	192,534,962	23,717,989	216,252,951	167,824,796	23,717,989	191,542,785	40,000,000
Issued share capital and share premium

(EUR thousand)	Six months ended September 30
Issued share capital and share premium	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	1,530,346	95,182	1,625,528	392,197	—	392,197	392,197
Effects of the capital reorganization	—	—	—	801,569	113,283	914,852	—
Issue of share capital	46	—	46	259	36	295	—
Share premium contribution	—	—	—	234,976	33,208	268,184	—
Conversion of shares	(366)	366	—	—	—	—	—
Acquisition of treasury shares	(46)	—	(46)	(8,812)	(1,246)	(10,058)	—
Closing balance as of September 30	1,529,980	95,548	1,625,528	1,420,189	145,281	1,565,470	392,197

(EUR thousand)	Three months ended September 30
Issued share capital and share premium	2021			2020			2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at July 1	1,529,980	95,548	1,625,528	392,197	—	392,197	392,197
Effects of the capital reorganization	—	—	—	801,569	113,283	914,852	—
Issue of share capital	46	—	46	259	36	295	—
Share premium contribution	—	—	—	234,976	33,208	268,184	—
Conversion of shares	—	—	—	—	—	—	—
Acquisition of treasury shares	(46)	—	(46)	(8,812)	(1,246)	(10,058)	—
Closing balance as of September 30	1,529,980	95,548	1,625,528	1,420,189	145,281	1,565,470	392,197

	Shareholders of Global Blue Group Holding AG
	as of September 30, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	—	—	—	—
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—
Management	4,297,259	774,753	5,072,012	2.6%	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	12,000,000	5,929,477	17,929,477		—
Total incl. GB Group	192,534,962	23,717,989	216,252,951		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	—	—	—	—
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—
Management	4,297,259	774,753	5,072,012	2.6%	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	7,000,000	5,929,477	12,929,477		—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2020
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Global Blue Holding LP	40,000,000	—	40,000,000	100.0	—
Total excl. GB Group	40,000,000	—	40,000,000	100.0%	—
GB Group	—	—	—		—
Total incl. GB Group	40,000,000	—	40,000,000		—

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group